Guarantees and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Guarantees [Abstract]
Guarantees – Carrying Value and Maximum Exposure to Loss	Table 16.1 shows carrying value and maximum exposure to loss on our guarantees.
Table 16.1: Guarantees – Carrying Value and Maximum Exposure to Loss

		Maximum exposure to loss
(in millions)	Carrying value of obligation	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
December 31, 2025
Standby letters of credit (1)	$98	13,967	6,550	1,814	15	22,346	7,315
Direct pay letters of credit (1)	5	588	1,836	353	88	2,865	488
Loans and LHFS sold with recourse	91	1,362	3,214	3,385	6,378	14,339	10,910
Exchange and clearing house guarantees	—	98,106	—	—	—	98,106	—
Other guarantees and indemnifications	69	4,418	1,521	370	1,663	7,972	979
Total guarantees	$263	118,441	13,121	5,922	8,144	145,628	19,692
December 31, 2024
Standby letters of credit (1)	$90	13,311	6,951	1,538	17	21,817	7,198
Direct pay letters of credit (1)	2	1,818	1,051	108	92	3,069	766
Loans and LHFS sold with recourse	82	593	3,089	3,969	6,223	13,874	10,660
Exchange and clearing house guarantees	—	38,852	—	—	—	38,852	—
Other guarantees and indemnifications	36	1,888	496	124	553	3,061	1,022
Total guarantees	$210	56,462	11,587	5,739	6,885	80,673	19,646
(1)Standby and direct pay letters of credit are reported net of syndications and participations.